Asset Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Asset Transactions
Schedule of net assets acquired

($ millions)	Teck	TotalEnergies Canada
Cash	3	150
Accounts receivable	35	521
Inventory	37	180
Property, plant and equipment	1 149	2 361
Other assets	3	-
Deferred income tax	-	1 084
Total assets acquired	1 227	4 296
Accounts payable and other liabilities	(102)	(527)
Lease liabilities	(284)	(347)
Decommissioning provision	(83)	(392)
Deferred income taxes	(46)	-
Total liabilities assumed	(515)	(1 266)
Net assets acquired	712	3 030

Schedule of bargain purchase gain and revaluations

($ millions)
Total consideration(1)	1 832
Net assets acquired	(3 030)
Bargain purchase gain	(1 198)
Revaluation loss on existing interest	17
Fair value of pre-existing relationship	56
Bargain purchase gain and revaluations (note 7)	(1 125)

(1)	Total consideration includes working capital as at April 1, 2023.